Financial Instruments - Summary of Contractual Maturities of Financial Liabilities, Including Estimated Interest Payments and Excluding Impact of Netting Agreements (Parenthetical) (Details) - Liquidity risk [member] - Non-derivative Financial Liabilities [Member] - USD ($)
$ in Thousands
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of financial liabilities [line items]
Contractual cash flows	$ 431,870	$ 393,230
More Than Five Years [Member]
Disclosure of financial liabilities [line items]
Contractual cash flows		1,766
Secured bank loans [Member]
Disclosure of financial liabilities [line items]
Contractual cash flows	$ 4,325	3,077
Secured bank loans [Member] | More Than Five Years [Member]
Disclosure of financial liabilities [line items]
Contractual cash flows		$ 1